Related Party Transactions	6 Months Ended
Jun. 30, 2025
Related Party Transactions
Related Party Transactions

14    Related Party Transactions

On February 3, 2025, the Company entered into an amended and restated management agreement with Danaos Shipping Company Limited (“the Manager”), removing the provision of certain commercial services to us by Danaos Shipping and the related fees payable by us. Under this agreement the Company pays to the Manager the following fees, effective as of January 1, 2025: an annual management fee of $2.0 million and 100,000 shares of the Company’s common stock, payable annually, (ii) a daily vessel management fee of $475 for vessels on bareboat charter, pro-rated for the number of calendar days the Company owns each vessel, (iii) a daily vessel management fee of $950 for vessels on time charter and voyage charter, pro-rated for the number of calendar days the Company owns each vessel, (iv) a flat fee of $850 thousand per newbuilding vessel, which is capitalized to the newbuilding cost, for the on premises supervision of any newbuilding contracts by selected engineers and others of its staff and (v) a fee of $1 per Emission Allowance required to be surrendered by the Responsible entity under the EU ETS or any other applicable Emission Scheme in any Calendar Year.

14    Related Party Transactions (Continued)

Management fees to the Manager amounted to $15.3 million and $13.9 million in the six months ended June 30, 2025 and 2024, respectively, and are presented under “General and administrative expenses” in the condensed consolidated statements of income. Additionally, supervision fees for vessels under construction totaling $0.6 million and $3.0 million were charged by the Manager and capitalized to vessels under construction costs in the six months ended June 30, 2025 and the year ended December 31, 2024, respectively.

We also entered into a brokerage services agreement with Danaos Chartering Services Inc. (“Danaos Chartering”) for the provision of such commercial services for the same fees previously payable to Danaos Shipping being: (i) a fee of 1.25% on all freight, charter hire, ballast bonus and demurrage for each vessel, (ii) a fee of 1.0% based on the contract price of any vessel bought or sold by it on the Company’s behalf, including newbuilding contracts, effective as of January 1, 2025. Danaos Chartering is a newly-formed affiliate of Danaos Shipping, and is also ultimately owned by DIL, the Company’s largest stockholder.

Commercial services commissions amounted to $6.4 million and $5.9 million in the six months ended June 30, 2025 and 2024, respectively and are presented under “Voyage expenses” in the condensed consolidated statements of income. Commissions on acquisition of vessels totaling $0.6 million and $6.0 million in the six months ended June 30, 2025 and year ended December 31, 2024, respectively, were capitalized to the cost of the acquired vessels.

The balance “Due from related parties” in the condensed consolidated balance sheets totaling $49.1 million and $52.6 million as of June 30, 2025 and December 31, 2024, respectively, represents advances to the Manager on account of the vessels’ operating and other expenses. Defined benefit obligation for the executive officers of $15.1 million and $12.9 million is presented under “Other long-term liabilities” in the condensed consolidated balance sheets as of June 30, 2025 and December 31, 2024. The Company recognized prior service cost and periodic cost of this defined benefit executive retirement plan amounting to $2.8 million and $0.7 million in the six months ended June 30, 2025 and June 30, 2024, respectively.